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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue, 10SB
                                        New York, NY  10010
                                        Bus: (212) 576-5522
                                        Fax: (212) 576-7101
                                        E-Mail:Charles_F_Furtado@newyorklife.com



                                        CHARLES F. FURTADO, JR.
                                        Assistant General Counsel



                                        October 28, 2010



VIA EDGAR



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549



     Re: New York Life Insurance and Annuity Corporation ("NYLIAC")
         NYLIAC Variable Universal Life Separate Account - I (the "Registrant") Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for New York Life Lifetime Wealth Variable
         Universal Life Insurance Policy (the "Policy")
         File Nos. 811-07798/333-166664



Commissioners:



     Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-6 (File No. 333-166664) that was filed with the Securities and Exchange Commission (the "Commission") on May 7, 2010, under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "Registration Statement"). The Amendment also constitutes Amendment No. 69 to the registration statement for the Registrant (File No. 811-07798) under the Investment Company Act of 1940. The Amendment has been marked to show changes against the Registration Statement.



     For convenience, this letter uses the same defined terms used in the prospectus that is contained in the Amendment (the "Prospectus").



                             1. PURPOSE OF AMENDMENT



     The Amendment is being filed for the following reasons:



          - to respond to comments of the Commission staff (the "Staff") on the Registration Statement, which the staff provided to Registrant on July 7, 2010 (the "Comment Letter") and in subsequent discussions;



          -    to include additional exhibits required by Form N-6;



          - to reflect various changes to the Policy, including: (1) the addition of an Alternative Cash Surrender Value Benefit in the first ten (10) Policy Years; (2) the deletion of surrender charges; (3) a maturity date of age 95 rather than age 121; (4) the revision of policy charges--including deductions from premiums and monthly deduction charges--to reflect the re-pricing of the Policy; (5) the addition of the Monthly Asset Allocation Access Charge to be deducted from the Separate Account Value to cover the cost of NYLIAC making available, and administering the delivery of, asset allocation services in connection with the Policy; (6) additional disclosure on the Investment Adviser; and
               (7) the option to purchase the Life Extension Benefit Rider; and



          -    to include other non-material, conforming changes.



     The Registrant represents that the Amendment effects no other material changes to the Registration Statement.


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Securities and Exchange Commission
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                         2. RESPONSES TO STAFF COMMENTS



     The Registrant has revised the Registration Statement in response to the Comment Letter. On August 10, 2010, we submitted to the Staff a copy of the prospectus (as well as individual pages) marked to show changes in response to Staff comments.



                         3. TIMETABLE FOR EFFECTIVENESS



     It is NYLIAC's intention to begin marketing the Policy on or about December 31, 2010 ("Launch Date"). Accordingly, we would appreciate the Staff's efforts in reviewing the Amendment so that the Registration Statement may be declared effective on or before December 15, 2010, to provide enough time to print the prospectuses in advance of the Launch Date.



     At the appropriate time, the Registrant and its principal underwriter, NYLIFE Distributors LLC will request acceleration of the effectiveness of the Registration Statement in writing pursuant to Rule 461 under the Securities Act.



     Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522.




                                        Very truly yours,


                                        Charles F. Furtado, Jr.
                                        Assistant General Counsel



cc: Mr. Patrick Scott
    Mr. Frederick Bellamy



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